Unrecognized contractual commitments (excluding Orange Bank) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	€ 12,837
Operating leases commitments	179
Investment commitments	1,081
Public initiative networks commitments	82
Guarantees granted to third parties in the ordinary course of business	1,296
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	3,580
Operating leases commitments	54
Investment commitments	430
Public initiative networks commitments	14
Guarantees granted to third parties in the ordinary course of business	120
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	5,840
Operating leases commitments	85
Investment commitments	640
Public initiative networks commitments	56
Guarantees granted to third parties in the ordinary course of business	629
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	3,417
Operating leases commitments	40
Investment commitments	10
Public initiative networks commitments	12
Guarantees granted to third parties in the ordinary course of business	548
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,850
Purchase Commitment, Handsets [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,558
Purchase Commitment, Handsets [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2,286
Purchase Commitment, Handsets [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	6
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,714
Purchase Commitment, Transmission Capacity [Member ] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	213
Purchase Commitment, Transmission Capacity [Member ] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	519
Purchase Commitment, Transmission Capacity [Member ] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	982
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	4,635
Purchase Commitment, Other Goods And Services [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,190
Purchase Commitment, Other Goods And Services [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,626
Purchase Commitment, Other Goods And Services [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 1,819